U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Australia - 9.8%
2,448,308	Perseus Mining, Ltd. (a)	$2,393,666
1,494,984	Ramelius Resources, Ltd.	2,216,520
10,238,382	Red 5, Ltd. (a)	2,199,973
635,086	Regis Resources, Ltd.	2,278,951
1,450,070	Silver Lake Resources, Ltd. (a)	2,399,196
		11,488,306
	Canada - 61.8% (b)
569,155	B2Gold Corporation	3,710,891
398,138	Centerra Gold, Inc.	4,631,564
515,756	Dundee Precious Metals, Inc.	3,695,176
336,699	Eldorado Gold Corporation (a)	3,552,174
83,679	Franco-Nevada Corporation	11,679,915
3,892,942	Great Panther Mining, Ltd. (a)	3,456,543
911,770	IAMGOLD Corporation (a)	3,492,079
635,794	K92 Mining, Inc. (a)	3,313,740
1,789,157	Karora Resources, Inc. (a)	5,119,363
427,080	Kinross Gold Corporation	3,766,846
1,057,182	Maverix Metals, Inc.	5,433,915
410,461	Osisko Gold Royalties, Ltd.	4,855,754
554,676	Sandstorm Gold, Ltd. (a)	4,681,465
234,170	Wheaton Precious Metals Corporation	11,490,722
		72,880,147
	Egypt - 2.0%
909,611	Centamin plc	2,376,787
	Russia - 1.9%
5,272,490	Petropavlovsk plc (a)	2,238,315
	South Africa - 11.4%
194,919	African Rainbow Minerals, Ltd.	2,251,751
275,610	DRDGOLD, Ltd. - ADR	3,265,979
627,445	Harmony Gold Mining Company, Ltd. - ADR	3,306,635
598,867	Royal Bafokeng Platinum, Ltd. (a)	2,485,924
191,624	Sibanye Stillwater, Ltd. - ADR	2,134,691
		13,444,980
	United States - 12.7%
1,816,016	Argonaut Gold, Inc. (a)	3,668,719
94,427	Royal Gold, Inc.	11,347,293
		15,016,012
	TOTAL COMMON STOCKS (Cost $98,721,542)	117,444,547

	SHORT-TERM INVESTMENTS - 0.5%
577,893	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.01% (c)	577,893
	TOTAL SHORT-TERM INVESTMENTS - (Cost $577,893)	577,893
	TOTAL INVESTMENTS - 100.1% (Cost $99,299,435)	118,022,440
	Liabilities in Excess of Other Assets - (0.1)%	(66,043)
	NET ASSETS - 100.0%	$117,956,397

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Rate shown is the annualized seven-day yield as of September 30, 2020.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,444,547	$-	$-	$117,444,547
Short-Term Investments	577,893	-	-	577,893
Total Investments in Securities	$118,022,440	$-	$-	$118,022,440
^ See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.